Share based payments - Valuation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations [Member]
Subscription rights plans
Share based compensation expense	€ 2,201,000	€ 20,090,000	€ 26,503,000
2023 BE allocated on May 2023
Subscription rights plans
Exercise Price	€ 35.97
Weighted average share price at acceptance date	38.53
Weighted average fair value at acceptance date	€ 16.61
Weighted average estimated volatility	36.89%
Weighted average expected life of the subscription rights (years)	6 years 1 month 20 days
Weighted average risk free rate (%)	2.77%
2023 RMV/ROW
Subscription rights plans
Exercise Price	€ 35.05
Weighted average share price at acceptance date	38.63
Weighted average fair value at acceptance date	€ 15.96
Weighted average estimated volatility	36.67%
Weighted average expected life of the subscription rights (years)	5 years 4 months 17 days
Weighted average risk free rate (%)	2.74%
2022 (A) allocated on January 2022
Subscription rights plans
Exercise Price	€ 46.18
Weighted average share price at acceptance date	46.21
Weighted average fair value at acceptance date	€ 16.1
Weighted average estimated volatility	41.80%
Weighted average expected life of the subscription rights (years)	4 years 8 months 19 days
Weighted average risk free rate (%)	(0.13%)
2022 (B) allocated on January 2022
Subscription rights plans
Exercise Price	€ 50
Weighted average share price at acceptance date	56.67
Weighted average fair value at acceptance date	€ 24.53
Weighted average estimated volatility	40.80%
Weighted average expected life of the subscription rights (years)	5 years 11 months 12 days
Weighted average risk free rate (%)	0.67%
2022 BE allocated on May 2022
Subscription rights plans
Exercise Price	€ 57.46
Weighted average share price at acceptance date	51.64
Weighted average fair value at acceptance date	€ 20.73
Weighted average estimated volatility	42.59%
Weighted average expected life of the subscription rights (years)	6 years 4 months 13 days
Weighted average risk free rate (%)	1.33%
2022 RMV/ROW on May 2022
Subscription rights plans
Exercise Price	€ 57.46
Weighted average share price at acceptance date	51.64
Weighted average fair value at acceptance date	€ 18.92
Weighted average estimated volatility	42.65%
Weighted average expected life of the subscription rights (years)	5 years 4 months 9 days
Weighted average risk free rate (%)	1.26%
2022 BE/ROW allocated on August 2022
Subscription rights plans
Exercise Price	€ 51.58
Weighted average share price at acceptance date	44.55
Weighted average fair value at acceptance date	€ 17.07
Weighted average estimated volatility	41.75%
Weighted average expected life of the subscription rights (years)	5 years 8 months 4 days
Weighted average risk free rate (%)	2.70%
Subscription rights
Subscription rights plans
Share based compensation expense	€ 19,886,000	56,718,000	88,506,000
Share-based compensation expenses for continuing operations.	€ 17,685,000	€ 36,628,000	€ 62,003,000
2024 BE (Belgian plan) Granted on May 16
Subscription rights plans
Exercise Price	€ 26.9
Weighted average share price at acceptance date	23.8
Weighted average fair value at acceptance date	€ 9.78
Weighted average estimated volatility	42.19%
Weighted average expected life of the subscription rights (years)	6 years 2 months 19 days
Weighted average risk free rate (%)	2.56%
2024 BE/ROW Granted in October 1
Subscription rights plans
Exercise Price	€ 25.88
Weighted average share price at acceptance date	26
Weighted average fair value at acceptance date	€ 10.57
Weighted average estimated volatility	41.73%
Weighted average expected life of the subscription rights (years)	5 years 3 months 10 days
Weighted average risk free rate (%)	2.17%
2024 RMV / ROW allocated in May
Subscription rights plans
Exercise Price	€ 26.9
Weighted average share price at acceptance date	23.8
Weighted average fair value at acceptance date	€ 9.11
Weighted average estimated volatility	42.19%
Weighted average expected life of the subscription rights (years)	5 years 5 months 8 days
Weighted average risk free rate (%)	2.58%